Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Change in Plan's interest in Fortune Brands Innovations, Inc., Defined Contribution Master Trust	$ 122,013	$ 98,726
Interest income on notes receivable from participants	798	696
Company contributions	29,108	32,365
Participant contributions	35,771	36,653
Rollover contributions	15,749	9,402
Total additions	203,439	177,842
Deductions
Benefits paid to participants	141,947	83,280
Administrative expenses	918	696
Total deductions	142,865	83,976
Net increase prior to transfers	60,574	93,866
Transfers to and (from) the Plan, net (See Note C)	96	179
NET INCREASE	60,670	94,045
Net assets available for benefits
Beginning of year	824,578	730,533
End of year	$ 885,248	$ 824,578